Accounts receivable and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable And Prepaid Expenses
Schedule of Accounts Receivable and Prepaid Expenses

	December 31, 2022	December 31, 2021
Accounts receivable (Note 11(b))	$198,942	$92,005
Prepaid expenses	60,529	63,633
Total accounts receivable and prepaid expenses	$259,471	$155,638